Annual Total Returns - Government Portfolio [BarChart] - 06.30 North Carolina Capital Management Trust PRO-14 - Government Portfolio - Government Portfolio (NCCMT)-Default	Aug. 29, 2022
Bar Chart Table:
Annual Return 2012	0.06%
Annual Return 2013	0.02%
Annual Return 2014	0.01%
Annual Return 2015	0.06%
Annual Return 2016	0.32%
Annual Return 2017	0.74%
Annual Return 2018	1.72%
Annual Return 2019	2.08%
Annual Return 2020	0.39%
Annual Return 2021	0.01%